UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 98.05%
Corporate Revenue Bonds – 12.90%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,250,000	$428,175
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	8,000,000	5,602,320
6.50% 6/1/47	6,000,000	4,616,460
Cloquet, Minnesota Pollution Control Revenue Refunding (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,698,390
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	4,955,000	3,502,888
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,170,301
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,326,400
6.25% 6/1/24	6,810,000	7,204,230
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp. Project) 6.00%
12/1/26	2,610,000	2,566,987
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,062,868
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,989,920
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,929,125
Maryland Economic Development Corporation Revenue (CNX Marine Terminals Inc.)
5.75% 9/1/25	3,375,000	3,446,078
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	1,715,000	1,803,494
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,008,490
6.50% 11/1/39	3,915,000	4,297,378
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines,
Inc. Project) 6.25% 9/15/29 (AMT)	2,000,000	1,893,120
•New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)	2,000,000	1,726,360
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,000,000	3,034,500
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First
Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,226,710
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	6,865,396
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	3,972,732
Series C 5.00% 1/1/21	1,880,000	2,161,718
		80,534,040
Education Revenue Bonds – 15.62%
Bowling Green, Ohio Student Housing Revenue CFP I (State University Project) 6.00% 6/1/45	5,390,000	5,275,786
California Statewide Communities Development Authority School Facility Revenue (Aspire
Public Schools) 6.125% 7/1/46	5,160,000	5,025,995
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	3,279,504
Connecticut State Health & Educational Facilities Authority Revenue (Yale University)
Series A-1 5.00% 7/1/25	3,000,000	3,372,300
Delaware County, Pennsylvania Industrial Development Authority Charter School Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	2,145,000	1,990,968
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,087,768
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	4,124,400
Massachusetts Development Finance Agency (Havard University)
Series B-1 5.00% 10/15/40	14,600,000	16,053,138
Series B-2 5.25% 2/1/34	5,000,000	5,662,150

Massachusetts State Health & Educational Facilities Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	5,975,990
5.50% 11/15/36	4,515,000	5,078,427
Missouri State Health & Educational Facilities Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,470,400
New Jersey Economic Development Authority Revenue (Provident Group – Montclair University) 5.875% 6/1/42	4,285,000	4,375,456
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,677,199
New York City Trust For Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	1,500,000	1,563,900
New York State Dormitory Authority Revenue (Non State Supported Debt - Columbia University) 5.00% 10/1/41	10,000,000	11,030,300
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,501,340
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,665,000	1,285,563
San Juan, Texas Higher Education Finance Authority Education Revenue (Idea Public
Schools) Series A 6.70% 8/15/40	1,500,000	1,573,755
St. Louis, Missouri Industrial Development Authority Revenue
(Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,010,494
5.35% 6/15/32	2,300,000	1,894,027
University of Minnesota, Minnesota (State Supported Biomed Science Research Facilities Foundation Program)
Series B 5.00% 8/1/36	4,000,000	4,221,000
		97,529,860
Electric Revenue Bonds – 3.73%
California State Department of Water Resources Series L 5.00% 5/1/20	5,000,000	6,008,800
New York State Power Authority Revenue Series A 5.00% 11/15/38	2,500,000	2,681,350
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,015,580
Series WW 5.50% 7/1/38	2,100,000	2,137,569
Series XX 5.75% 7/1/36	3,245,000	3,400,371
Salt River, Arizona Project Agricultural Improvement & Power District Series A 5.00% 12/1/28	6,240,000	7,010,203
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (NATL-RE)	1,000,000	1,044,800
		23,298,673
Healthcare Revenue Bonds – 8.79%
Brevard County, Florida Health Facilities Authority Health Care Facilities Revenue
(Heath First Inc. Project) 7.00% 4/1/39	1,610,000	1,778,020
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	2,500,000	2,784,275
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance (St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	1,008,090
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,500,000	1,199,325
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,151,410
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,677,300
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,001,260
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	4,500,000	4,751,234
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,004,680
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,047,790
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,352,279
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,857,637
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,573,535
(Trinity Health Credit) Series C 5.375% 12/1/30	4,120,000	4,149,128
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,000,000	3,094,710
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,899,489
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) Series A 5.875% 1/1/31	1,555,000	1,504,711
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,116,071
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health System
Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,066,640
^Oregon Health & Science University Revenue (Capital Appreciation Insured)
Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,354,760

Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,700,000	2,524,041
		54,896,385
Housing Revenue Bonds – 0.89%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Projects)
Series A 6.40% 8/15/45	4,750,000	4,751,947
Orange County, Florida Housing Finance Authority Homeowner Revenue
Series B 5.25% 3/1/33 (GNMA) (FNMA) (AMT)	95,000	95,274
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue
(Pier Park Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	735,000	736,286
		5,583,507
Lease Revenue Bonds – 6.91%
Capital Area, Texas Cultural Education Facilities Finance Corporation Revenue
(Roman Catholic Diocese) Series B 6.125% 4/1/45	2,045,000	2,112,792
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	4,750,000	3,719,630
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,113,564
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	850,000	756,823
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,985,000	1,760,616
Hudson, New York Yards Infrastructure Corporation Revenue Series A 5.75% 2/15/47	7,250,000	7,682,462
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (AGM)	700,000	761,642
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,500,178
5.625% 12/1/28	2,365,000	2,421,973
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	608,642
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	500,870
New Jersey Economic Development Authority (School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	6,884,340
Series GG 5.75% 9/1/23	1,000,000	1,156,950
New York State Liberty Development Corporation (World Trade Center Project) 5.75% 11/15/51	6,990,000	7,433,794
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,001,800
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series F
5.25% 7/1/25	930,000	943,969
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention Center
Hotel) 0.00% 7/15/20 (AMBAC)	3,035,000	1,767,007
		43,127,052
Local General Obligation Bonds – 5.38%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,151,360
Fairfax County, Virginia Improvement Series A 5.00% 4/1/18	6,000,000	7,313,280
Georgetown, Texas Independent School District (School Building)
5.00% 8/15/22 (PSF)	500,000	595,920
5.00% 8/15/24 (PSF)	1,430,000	1,660,530
5.00% 8/15/25 (PSF)	945,000	1,083,868
5.00% 8/15/26 (PSF)	1,000,000	1,134,600
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,226,790
Series I-1 5.375% 4/1/36	5,000,000	5,468,000
Subseries D-1 5.00% 10/1/36	6,500,000	6,917,820
Powell, Ohio 5.50% 12/1/32 (NATL-RE) (FGIC)	2,000,000	2,075,620
		33,627,788
§Pre-Refunded/Escrowed to Maturity Bonds – 3.82%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	375,000	416,280
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	1,154,624
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior
Parkway) 5.50% 1/1/16 (FGIC)	1,000,000	1,179,500
New York City, New York Transitional Finance Authority Future Tax Secured
Series D 5.00% 2/1/31-13	125,000	131,860
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,983,819
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	1,825,000	2,258,054
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	600,000	706,494
		23,830,631

Special Tax Revenue Bonds – 14.21%
Brooklyn Arena Local Development Corporation, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	8,686,106
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,655,433
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATL-RE)	595,000	597,487
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,310,000	1,213,674
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,240,404
Jacksonville, Florida Excise Taxes Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,025,360
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,572,498
Missouri State Environmental Improvement & Energy Water Pollution Control Revenue (State
Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	705,000	708,165
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24	9,000,000	10,099,529
Mosaic, Virginia District Community Development Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,183,657
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/34	1,935,000	1,867,469
New Jersey State Transportation Trust Fund Authority Revenue Series B 5.00% 6/15/42	6,250,000	6,256,875
New York City, New York Industrial Development Agency (Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,134,950
New York City, New York Series B 5.00% 8/1/19	5,105,000	6,123,703
New York City, New York Transitional Finance Authority Future Tax Secured
Fiscal 2011 Series D 5.00% 2/1/26	3,000,000	3,390,930
Series C 5.25% 11/1/25	6,000,000	6,947,700
Series D 5.00% 2/1/31	4,875,000	5,023,639
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,086,710
New York State Dormitory Authority State Personal Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,405,360
Puerto Rico Sales Tax Financing Corporation Tax Revenue
^(Convertible Capital Appreciation) Series A 6.75% 8/1/32	3,890,000	3,522,512
Series A 5.75% 8/1/37	5,000,000	5,303,050
Series C 6.00% 8/1/39	2,250,000	2,451,960
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,085,230
^Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Capital Appreciation-Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	3,121,630
		88,704,031
State General Obligation Bonds – 10.95%
California State 5.25% 11/1/40	3,795,000	3,877,503
California State Various Purposes
5.00% 9/1/41	7,805,000	7,786,424
6.00% 4/1/38	4,060,000	4,494,095
6.50% 4/1/33	2,570,000	2,998,830
Maryland State & Local Facilities Loan Series C 5.00% 11/1/18	8,550,000	10,525,563
North Carolina State Public Improvement Series A 5.00% 5/1/20	10,585,000	13,268,933
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/23	500,000	518,740
5.50% 7/1/19 (NATL-RE)	5,000,000	5,490,150
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31	4,415,000	4,387,804
Virginia State Series A-2 5.00% 6/1/22	5,105,000	6,279,456
Virginia State Series D 5.00% 6/1/19	2,785,000	3,443,068
Washington State Motor Vehicle Tax (Senior 520 Corridor Program - Toll) Series C 5.00% 6/1/41	5,000,000	5,296,700
		68,367,266
Transportation Revenue Bonds – 10.47%
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41	5,160,000	5,202,776
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,220,000	1,220,256
Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,791,449
Maryland State Economic Development Corporation Revenue (Transportation Facilities Project)
Series A 5.75% 6/1/35	5,075,000	5,095,300
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,313,467
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,777,241
•Series E-3 5.75% 1/1/38	4,320,000	4,942,469
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,923,588
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal)
6.00% 12/1/42	4,735,000	4,962,280
6.50% 12/1/28	5,500,000	5,810,200
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,483,593
Texas Private Activity Bond Surface Transportation Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,197,289
7.50% 6/30/33	1,560,000	1,761,068
(Mobility Partners) 6.875% 12/31/39	5,500,000	5,891,545
		65,372,521

Water & Sewer Revenue Bonds – 4.38%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	6,082,945
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,493,480
Fiscal 2012 Series BB 5.25% 6/15/44	5,395,000	5,788,781
Series A 5.25% 6/15/34	3,705,000	3,769,282
San Francisco, California City & County Public Utilities Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,499,800
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (AGM)	1,000,000	1,209,920
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	510,938
		27,355,146
Total Municipal Bonds (cost $585,033,256)		612,226,900

Short-Term Investments – 0.71%
¤Variable Rate Demand Notes – 0.71%
Colorado Educational & Cultural Facilities Authority Revenue (Oaks Christian School Project)
0.05% 5/1/33 (LOC – U.S. Bank)	250,000	250,000
Southeastern Pennsylvania Transportation Authority Revenue 0.04% 3/1/22 (LOC – PNC Bank)	4,200,000	4,200,000
		4,450,000
Total Short-Term Investments (cost $4,450,000)		4,450,000

Total Value of Securities – 98.76%
(cost $589,483,256)		616,676,900
Receivables and Other Assets Net of Liabilities – 1.24%		7,725,637
Net Assets Applicable to 54,959,758 Shares Outstanding – 100.00%		$624,402,537

§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of November 30, 2011.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$589,671,911
Aggregate unrealized appreciation	$36,107,008
Aggregate unrealized depreciation	(9,102,019)
Net unrealized appreciation	$27,004,989

For federal income tax purposes, at August 31, 2011, capital loss carryforwards of $3,756,823 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,756,823 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2011:

Level 2
Municipal Bonds	$612,226,900
Short-Term Investments	4,450,000
Total	$616,676,900

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 5.45% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of November 30, 2011, the Fund invested in municipal bonds issued by the state of New York which constituted approximately 20% of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in New York than other more geographically diversified national municipal income funds.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

November 30, 2011

	Principal
	Amount	Value
Municipal Bonds – 97.15%
Corporate Revenue Bonds – 10.25%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,475,684
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,181,096
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,611,504
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,950,365
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,791,655
6.25% 6/1/24	7,500,000	7,934,174
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	835,328
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,158,860
•Maricopa County, Arizona Corporation Pollution Control Revenue (Public Service - Palo Verde Project)
Series B 5.20% 6/1/43	6,000,000	6,225,300
Maryland Economic Development Corporation Pollution Control Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,093,173
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,107,289
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project) Series B-2
6.25% 6/1/14	4,500,000	4,955,805
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	1,625,000	1,708,850
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines, Inc. Project) 6.625% 9/15/12 (AMT)	4,000,000	4,063,640
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First Energy)
Series A	2,225,000	2,397,193
5.70% 2/1/14
5.70% 8/1/20	4,320,000	4,753,555
Series C 5.625% 6/1/18	2,370,000	2,661,226
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue (Shipping Port)
Series A 3.375% 12/1/40	5,000,000	5,125,750
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.25% 12/1/24	3,050,000	3,026,180
Tobacco Securitization Authority, Minnesota Tobacco Settlement Revenue Series B
5.00% 3/1/21	3,415,000	3,734,507
5.00% 3/1/22	2,935,000	3,182,773
Valdez, Alaska Marine (BP Pipelines Project) Series B 5.00% 1/1/21	6,675,000	7,675,249
Whiting, Indiana Environmental Facilities Revenue (BP Products North America) 5.00% 1/1/16	1,100,000	1,230,449
		81,879,605
Education Revenue Bonds – 6.72%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	880,320
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,288,411
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	885,000	894,797
Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education)
Series A 6.00% 12/1/30	1,100,000	1,126,873
Connecticut State Health & Educational Facilities Authority Revenue (Yale University)
Series A-1 5.00% 7/1/25	5,000,000	5,620,500
Delaware County, Pennsylvania Industrial Development Authority Revenue
(Chester Community Charter School) Series A 5.25% 8/15/30	3,315,000	2,915,443
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,071,580
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	1,000,000	729,540
Marietta, Georgia Development Authority Revenue (Life University Income Project) 6.25% 6/15/20	1,080,000	1,080,529

Massachusetts State Development Finance Agency Revenue (Harvard University)
Series B-1 5.25% 10/15/29	1,670,000	1,934,728
Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institution Technology) Series M 5.25% 7/1/20	3,000,000	3,788,610
Nassau County, New York Industrial Development Agency Civic Facility Revenue
(New York Institute of Technology Project) Series A 4.75% 3/1/26	1,710,000	1,757,487
New York City Trust for Cultural Resources (Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,496,446
5.00% 7/1/31	1,000,000	1,042,600
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,050,820
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,171,852
(Non State Supported Debt - St. Joseph's College) 5.25% 7/1/25	1,000,000	1,043,920
Ohio State Higher Educational Facility Revenue (John Carroll University) 5.50% 11/15/18	335,000	351,991
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	180,000	190,948
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University)
Series A 5.25% 5/1/25	5,290,000	5,798,052
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic)
Series B 5.00% 9/1/18	2,500,000	2,843,575
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	221,962
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,064,430
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,746,794
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,087,035
University of Virginia General Revenue Series B
5.00% 6/1/20	205,000	216,320
5.00% 6/1/21	205,000	215,849
		53,631,412
Electric Revenue Bonds – 3.59%
California State Department Water Resources Power Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,181,400
Series N 5.00% 5/1/21	3,580,000	4,299,974
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,116,470
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,313,900
Salt River, Arizona Project Agricultural Improvement & Power District Series A 5.00% 12/1/28	7,735,000	8,689,731
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (AGM)	1,000,000	1,033,650
Vernon, California Electric System Revenue Series A 5.125% 8/1/21	4,020,000	4,009,106
		28,644,231
Healthcare Revenue Bonds – 8.21%
Allegheny County, Pennsylvania Municipal Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,412,720
Berks County, Pennsylvania Hospital Authority Revenue (Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,783,257
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,505,848
California Statewide Communities Development Authority Revenue (Kaiser Permanente)
Series A 5.00% 4/1/19	5,325,000	6,168,746
Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac)
Series A 6.125% 5/1/26	715,000	620,692
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,066,020
Dauphin County, Pennsylvania General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	3,400,000	3,542,562
•Maryland State Health & Higher Education Facilities Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	841,050
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,655,000	1,831,969
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,366,275
Minneapolis, Minnesota Health Care System Revenue (Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,217,120
Minneapolis, Minnesota Revenue (National Marrow Donor Program Project)
5.00% 8/1/16	4,720,000	5,062,908
5.00% 8/1/18	2,500,000	2,664,225
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish) Series A 5.00% 5/1/23	4,000,000	4,391,920
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,112,560
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	745,563
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,288,240
5.00% 1/1/18	1,000,000	1,150,360

Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	670,000	701,108
•Rochester, Minnesota Health Care Facilities Revenue (Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,194,896
Series C 4.50% 11/15/38	2,540,000	2,849,118
St. Louis Park, Minnesota Health Care Facilities Revenue (Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	4,766,650
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,291,500
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,008,360
		65,583,667
Housing Revenue Bonds – 0.58%
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,623,670
		4,623,670
Lease Revenue Bonds – 3.20%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,370,390
Commonwealth of Pennsylvania (Department of Corrections) Series A 4.00% 10/1/24	3,910,000	3,924,858
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,515
5.00% 6/1/21 (AMBAC)	1,000,000	1,000,200
New Jersey Economic Development Authority (School Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,888,306
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,052,070
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/18	1,000,000	1,168,990
Virginia Commonwealth Transportation Board Transportation Revenue
(U.S. Route 58 Corridor Development) Series B 4.75% 5/15/21	7,460,000	7,992,793
		25,568,122
Local General Obligation Bonds – 8.44%
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,679,410
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,060,393
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,408,767
Dallas, Texas 5.125% 2/15/15	3,000,000	3,404,310
Fairfax County, Virginia Refunding & Public Improvement Series A
5.00% 4/1/17	4,000,000	4,786,760
5.00% 4/1/20	10,000,000	11,894,699
5.25% 4/1/14	3,500,000	3,881,710
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	4,000,000	4,952,760
Houston, Texas Refunding & Public Improvement Series A 5.00% 3/1/15	3,480,000	3,937,759
Lansing, Michigan Community College (College Building & Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,394,139
Los Angeles, California Unified School District (Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,137,880
Mecklenburg County, North Carolina Refunding
5.00% 2/1/21	2,385,000	2,964,937
Series C 5.00% 12/1/20	5,055,000	6,298,732
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	4,088,245
Series G 5.25% 8/1/15	1,000,000	1,089,790
Series I 5.00% 8/1/21	1,000,000	1,090,490
Series J 5.50% 6/1/23	15,000	15,899
Subseries D-1 5.00% 10/1/30	4,000,000	4,358,080
		67,444,760
§Pre-Refunded/Escrowed to Maturity Bonds – 3.71%
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (AGM)	1,000,000	1,068,710
California State Economic Recovery Series A 5.25% 7/1/14	225,000	252,146
Dakota County, Minnesota Community Development Agency Government Housing Development Revenue
(Senior Housing Facilities) 5.00% 1/1/21-12	250,000	251,038
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)	3,000,000	3,310,440
5.25% 2/15/28-14	1,000,000	1,103,480
5.25% 2/15/33-14
5.50% 2/15/23-14	1,000,000	1,108,960
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23-13 (AMBAC)	1,000,000	1,054,380
Lancaster County, Pennsylvania Hospital Authority Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,089,440
Los Angeles, California Unified School District (Election 1997) Series F 5.00% 7/1/21-13 (FGIC)	2,880,000	3,091,392
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	763,277

Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,849,369
Michigan State Higher Education Facilities Authority Revenue Limited Obligation
(Kalamazoo College Project) 5.50% 12/1/19-12	500,000	511,895
Middlesex County, New Jersey Improvement Authority Revenue
(County-Guaranteed Open Space Trust Foundation) 5.25% 9/15/20-13	1,000,000	1,086,190
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
5.75% 11/15/32-12	750,000	789,383
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	547,545
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,061,091
North Texas Health Facilities Development Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,094,760
•Ohio State Higher Educational Facility Revenue Adjustable Medium Term (Kenyon College Project)
4.70% 7/1/37-13	1,000,000	1,065,030
Ohio State University General Receipts (Ohio State University) Series B 5.25% 6/1/21-13	820,000	880,016
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,121,840
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,240,380
University of California Revenue Series A 5.125% 5/15/20-13 (AMBAC)	40,000	42,728
University of Virginia Revenue Series B
5.00% 6/1/20-13	1,045,000	1,116,802
5.00% 6/1/21-13	1,045,000	1,116,802
		29,617,094
Resource Recovery Revenue Bonds – 0.10%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	800,000	787,184
		787,184
Special Tax Revenue Bonds – 11.70%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,154,016
Brooklyn Arena Local Development Corporation New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	5,804,810
California State Economic Recovery Series A
5.25% 7/1/14	775,000	862,567
5.25% 7/1/21	2,740,000	3,199,964
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,653,856
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,472,738
Dallas, Texas Convention Center Hotel Development Revenue Series A
5.00% 1/1/24	3,420,000	3,671,644
5.25% 1/1/23	5,375,000	5,916,370
Guam Government Limited Obligation Revenue (Section 30) Series A
5.375% 12/1/24	1,750,000	1,797,950
5.625% 12/1/29	1,125,000	1,146,026
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,139,748
@Modesto, California Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,255,485
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.625% 6/15/18	355,000	355,188
New Jersey State Transportation Trust Fund Authority Series B 5.50% 6/15/31	10,910,000	11,841,060
New York City, New York Transitional Finance Authority Future Tax Secured Subseries A-1
5.00% 11/1/20	2,860,000	3,457,139
New York State Local Government Assistance Corporation Refunding Subordinate Lien Series A
5.00% 4/1/17	8,615,000	10,218,769
5.00% 4/1/20	3,360,000	4,094,328
New York State Urban Development Corporation (Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,740,508
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A 6.125% 8/1/29	2,500,000	2,643,600
Series C 6.50% 8/1/35	6,500,000	7,461,935
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	933,590
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	247,013
Series B 5.375% 11/1/23	1,000,000	941,590
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,831,017
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,973,690
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
^(Capital Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	3,121,630
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	870,000	900,911

Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,623,284
		93,460,426
State General Obligation Bonds – 21.23%
California State 5.25% 11/1/17	1,000,000	1,077,760
California State Various Purpose
5.00% 10/1/18	5,000,000	5,767,950
5.25% 9/1/28	7,750,000	8,385,500
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,898,274
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,289,200
Georgia State
Series B 5.00% 7/1/17	4,810,000	5,790,326
Series I 5.00% 11/1/21	6,450,000	8,071,724
Hawaii State Series DR 5.00% 6/1/15	7,000,000	7,974,960
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,620,325
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,290,599
Second Series 5.00% 8/1/17	1,500,000	1,761,195
Series B
5.00% 3/1/18	1,930,000	2,350,489
5.00% 3/1/21	7,700,000	9,396,078
Series C 5.00% 11/1/17	2,750,000	3,333,303
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	3,000,000	3,240,420
Series C 5.50% 11/1/15	4,090,000	4,783,787
Minnesota State 5.00% 6/1/14	900,000	998,892
Minnesota State Various Purpose Series A 5.00% 8/1/19	7,020,000	8,667,594
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,812,414
New York State Series A 5.00% 2/15/28	5,000,000	5,578,700
North Carolina State Public Improvement Series A 5.00% 3/1/15	1,200,000	1,363,404
North Carolina State Refunding
Series A
5.00% 3/1/16	6,000,000	7,011,780
5.00% 3/1/17	3,000,000	3,585,180
Series B 5.00% 4/1/15	4,000,000	4,556,200
Ohio State Series D 5.00% 9/15/14	3,500,000	3,911,600
Oregon State Series L 5.00% 5/1/26	8,000,000	9,250,960
Pennsylvania State
5.50% 2/1/13	3,200,000	3,392,736
Second Series 5.00% 7/1/20	2,300,000	2,810,370
Series A 5.00% 8/1/13	4,000,000	4,306,400
Puerto Rico Commonwealth Government Development Bank
4.75% 12/1/15 (NATL-RE)	4,765,000	4,891,034
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,319,396
5.25% 7/1/22	3,470,000	3,501,855
5.25% 7/1/23	1,125,000	1,167,165
5.50% 7/1/17	4,415,000	4,893,630
Virginia State
5.00% 6/1/23	2,000,000	2,314,740
Series D 5.00% 6/1/19	5,715,000	7,065,397
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,170,280
		169,601,617
Transportation Revenue Bonds – 13.86%
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	2,000,000	2,108,280
Charlotte, North Carolina Airport Revenue (Charlotte Douglas) Series A 5.00% 7/1/15	750,000	841,058
Chicago, Illinois O'Hare International Airport Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,061,330
Series C 5.25% 1/1/28	2,150,000	2,254,490
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	741,690
5.00% 11/1/23	750,000	812,333
5.00% 11/1/24	400,000	429,452
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,530,470
Harris County, Texas Metropolitan Transit Authority Sales & Use Tax Revenue Series A 5.00% 11/1/31	3,250,000	3,517,995
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,090,170
5.00% 7/1/26	3,000,000	3,243,030
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,178,996

Maryland State Economic Development Revenue (Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,522,502
Memphis-Shelby County, Virginia Airport Authority Revenue Series D 5.00% 7/1/24	4,110,000	4,513,397
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,898,775
Series C 6.50% 11/15/28	2,860,000	3,352,063
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A
5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,054,680
Minneapolis - St. Paul, Minnesota Metropolitan Airports Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,501,799
Missouri State Highways & Transportation Commission State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,232,882
North Texas Tollway Authority Revenue (Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,170,410
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,576,668
•Series E-3 5.75% 1/1/38	3,750,000	4,290,338
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,356,727
Phoenix, Arizona Civic Improvement Airport Revenue Series A 5.00% 7/1/26	7,500,000	8,014,949
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal) 6.50% 12/1/28	7,000,000	7,394,799
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,565,662
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,142,816
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,463,760
Series D 5.00% 5/1/25	2,000,000	2,200,960
St. Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	4,184,460
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,092,226
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,222,109
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,998,265
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,046,559
Series A 5.00% 1/1/23	4,000,000	4,747,240
•Series B-3 5.00% 11/15/38	1,800,000	2,034,198
Virginia Commonwealth Transportation Board (Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,338,260
		110,725,798
Water & Sewer Revenue Bonds – 5.56%
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.00% 10/1/21	2,430,000	2,841,083
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,399,435
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,395,820
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,816,085
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,554,133
New York City, New York Municipal Water Finance Authority Water & Sewer System Series B
5.00% 6/15/21 (AMBAC)	2,085,000	2,320,209
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,611,268
Series D 5.00% 9/15/23	3,360,000	3,765,149
Series K 5.50% 6/15/15	3,500,000	4,061,540
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,825,760
San Francisco, California City & County Public Utilities Commission
Series A 5.00% 11/1/27	7,430,000	8,268,104
Series D 5.00% 11/1/16	3,000,000	3,536,850
		44,395,436
Total Municipal Bonds (cost $737,700,092)		775,963,022

Short-Term Investments – 1.38%
¤Variable Rate Demand Notes – 1.38%
Abag, California Finance Authority for Nonprofit Corporations (Jewish Home)
0.06% 11/15/35 (LOC – Wells Fargo Bank)	7,500,000	7,500,000
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities Revenue
(Longwood) Series B 0.09% 7/1/27 (LOC – PNC Bank)	500,000	500,000
Lower Neches Valley, Texas Authority Industrial Development Revenue (Exxon Mobile Project)
Series A 0.06% 11/1/29	3,000,000	3,000,000
Total Short-Term Investments (cost $11,000,000)		11,000,000

Total Value of Securities – 98.53%
(cost $748,700,092)		786,963,022
Receivables and Other Assets Net of Liabilities – 1.47%		11,765,116
Net Assets Applicable to 67,062,579 Shares Outstanding – 100.00%		$798,728,138

•Variable rate security. The rate shown is the rate as of November 30, 2011. Interest rates reset periodically.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
@Illiquid security. At November 30, 2011, the aggregate amount of illiquid securities was $2,444,088, which represented 0.31% of the Fund’s net assets. See Note 3 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of November 30, 2011.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Tax Free Fund – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:
Cost of investments	$748,700,092
Aggregate unrealized appreciation	$39,954,054
Aggregate unrealized depreciation	(1,691,124)
Net unrealized appreciation	$38,262,930

For federal income tax purposes, at August 31, 2011, capital loss carryforwards of $5,428,954 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,428,954 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2011:

Level 2
Municipal Bonds	$775,963,022
Short-Term Investments	11,000,000
Total	$786,963,022

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended November 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2011, 6.87% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

As of November 30, 2011, the Fund invested in municipal bonds issued by the states of California and New York that constituted approximately 11% and 13%, respectively, of the Fund’s portfolio. These investments could make the Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: